                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:        12/31/03
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
This Amendment (Check only one.):    / / is a restatement.
                                     / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Walnut Asset Management LLC
                 -------------------------------
   Address:      1617 JFK Blvd, Ste 500
                 -------------------------------
                 Phila, Pa 19103
                 -------------------------------

                 -------------------------------

Form 13F File Number:
                      ---------------------

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Deborah Williams
         -------------------------------
Title:   Senior Vice President
         -------------------------------
Phone:   215-789-6168
         -------------------------------

Signature, Place, and Date of Signing:

Deborah Williams                   Phila, PA            October 24, 2003
-------------------------------    ------------------   ----------------
[Signature]                        [City, State]        [Date]

Report Type (Check only one.):

    /X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

    / / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

    / / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

   List of Other Managers Reporting for this Manager:
   [If there are no entries in this list, omit this section.]

        Form 13F File Number        Name

        ---------------             ------------------------------------

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                   0
                                                          --------------------
Form 13F Information Table Entry Total:                            172
                                                           --------------------

Form 13F Information Table Value Total:                     $  279,310
                                                           --------------------
                                                                    (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.] NONE

     No.       Form 13F File Number         Name

     ------    --------------------         ---------------------------------

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co                          Com              88579Y101     5863    68952 SH       SOLE                    68952
Abbott Labs                    Com              002824100     1201    25782 SH       SOLE                    25782
Affiliated Computer Svcs Cl A  Com              008190100     1137    20880 SH       SOLE                    20880
Agilent Technologies           Com              00846U101      221     7549 SH       SOLE                     7549
Air Prods & Chems Inc          Com              009158106     2500    47324 SH       SOLE                    47324
Albertsons Inc                 Com              013104104      623    27510 SH       SOLE                    27510
Alcoa Inc                      Com              013817101     3324    87484 SH       SOLE                    87484
Allete Inc                     Com              018522102      890    29100 SH       SOLE                    29100
Altria Group Inc               Com              02209S103      444     8153 SH       SOLE                     8153
American Express Co            Com              025816109      508    10530 SH       SOLE                    10530
American Intl Group            Com              026874107     3218    48554 SH       SOLE                    48554
Amgen Inc                      Com              031162100     1722    27875 SH       SOLE                    27875
Anheuser Busch Cos Inc         Com              035229103      727    13800 SH       SOLE                    13800
Apache Corp                    Com              037411105      275     3386 SH       SOLE                     3386
Automatic Data Process         Com              053015103     2864    72304 SH       SOLE                    72304
Avery Dennison Corp            Com              053611109     1165    20800 SH       SOLE                    20800
Avon Prods Inc                 Com              054303102      458     6783 SH       SOLE                     6783
BP Plc Spons ADR               Com              055622104     3020    61190 SH       SOLE                    61190
Baker Hughes Inc               Com              057224107      248     7710 SH       SOLE                     7710
Bank New York Inc              Com              064057102      295     8900 SH       SOLE                     8900
Bank Of America Corp           Com              060505104     1401    17414 SH       SOLE                    17414
Bank One Corp                  Com              06423A103      913    20034 SH       SOLE                    20034
Beckman Coulter                Com              075811109     2418    47575 SH       SOLE                    47575
Becton Dickinson & Co          Com              075887109     3095    75221 SH       SOLE                    75221
Bellsouth Corp                 Com              079860102      749    26481 SH       SOLE                    26481
Berkshire Hathaway Cl B        Com              084670207     1033      367 SH       SOLE                      367
Best Buy Inc                   Com              086516101      498     9530 SH       SOLE                     9530
Blackrock Invt Qual Term       Com              09247J102      149    15500 SH       SOLE                    15500
Blackrock Municipal Target Ter Com              09247M105      173    15800 SH       SOLE                    15800
Boeing Co                      Com              097023105     3275    77725 SH       SOLE                    77725
Bristol Myers Squibb           Com              110122108     1822    63699 SH       SOLE                    63699
Burlington Resources           Com              122014103     2626    47423 SH       SOLE                    47423
CVS Corp                       Com              126650100      418    11585 SH       SOLE                    11585
Cabot Corp                     Com              127055101     1549    48665 SH       SOLE                    48665
Cabot Microelectronics         Com              12709P103      641    13091 SH       SOLE                    13091
Centurytel Inc                 Com              156700106      411    12593 SH       SOLE                    12593
Chevrontexaco Corp             Com              166764100     7130    82531 SH       SOLE                    82531
Chubb Corp                     Com              171232101     2116    31078 SH       SOLE                    31078
Cigna Corp                     Com              125509109     1874    32585 SH       SOLE                    32585
Cisco Sys Inc                  Com              17275R102     2520   104005 SH       SOLE                   104005
Citigroup Inc                  Com              172967101     4480    92305 SH       SOLE                    92305
Coca Cola Co                   Com              191216100     1728    34049 SH       SOLE                    34049

                                       1

Colgate Palmolive Co           Com              194162103      212     4240 SH       SOLE                     4240
Comcast Corp Cl A              Com              20030N101      744    22704 SH       SOLE                    22704
Comcast Corp Cl A Spl          Com              20030N200     4034   128918 SH       SOLE                   128918
Commerce Bancshares            Com              200525103      301     6143 SH       SOLE                     6143
Computer Sciences Corp         Com              205363104      421     9510 SH       SOLE                     9510
ConAgra Foods Inc              Com              205887102     3815   144552 SH       SOLE                   144552
Conexant Systems Inc           Com              207142100       55    11000 SH       SOLE                    11000
ConocoPhillips                 Com              20825C104      389     5929 SH       SOLE                     5929
Corning Inc                    Com              219350105      205    19700 SH       SOLE                    19700
Deere & Co                     Com              244199105      676    10392 SH       SOLE                    10392
Dell Inc                       Com              24702R101     2236    65800 SH       SOLE                    65800
Dentsply International         Com              249030107      655    14500 SH       SOLE                    14500
Dial Corp                      Com              25247D101      222     7800 SH       SOLE                     7800
Diamonds Tr Unit Ser 1         Com              252787106     2070    19798 SH       SOLE                    19798
Disney Walt Co  Disney         Com              254687106      308    13210 SH       SOLE                    13210
Dominion Res Va                Com              25746U109      468     7331 SH       SOLE                     7331
Dow Chem Co                    Com              260543103      599    14409 SH       SOLE                    14409
Du Pont E I De Nemours         Com              263534109     5210   113536 SH       SOLE                   113536
Duke Energy Corp               Com              264399106      454    22200 SH       SOLE                    22200
Duke Realty Corp               Com              264411505      623    20100 SH       SOLE                    20100
Eaton Corp                     Com              278058102      375     3477 SH       SOLE                     3477
Emerson Elec Co                Com              291011104     6128    94642 SH       SOLE                    94642
Exxon Mobil Corp               Com              30231G102    10355   252558 SH       SOLE                   252558
FPL Group Inc                  Com              302571104     1896    28975 SH       SOLE                    28975
Fannie Mae Assn                Com              313586109      290     3865 SH       SOLE                     3865
First Financial Holdings       Com              320239106      594    19000 SH       SOLE                    19000
FleetBoston Finl Corp          Com              339030108     2424    55536 SH       SOLE                    55536
Gannett Inc                    Com              364730101     1851    20762 SH       SOLE                    20762
General Elec Co                Com              369604103     8547   275895 SH       SOLE                   275895
General Mills                  Com              370334104      504    11127 SH       SOLE                    11127
General Mtrs Corp              Com              370442105      463     8665 SH       SOLE                     8665
Gillette Co                    Com              375766102      378    10300 SH       SOLE                    10300
Glaxosmithkline Plc Spons ADR  Com              37733W105      884    18965 SH       SOLE                    18965
Guidant Corp                   Com              401698105      385     6400 SH       SOLE                     6400
Heinz H J Co                   Com              423074103     3538    97130 SH       SOLE                    97130
Hewlett Packard Co             Com              428236103      248    10813 SH       SOLE                    10813
Home Depot Inc                 Com              437076102      249     7020 SH       SOLE                     7020
IMS Health Inc                 Com              449934108      256    10300 SH       SOLE                    10300
Ingersoll-Rand Co Cl A         Com              G4776G101      628     9254 SH       SOLE                     9254
Intel Corp                     Com              458140100      965    30095 SH       SOLE                    30095
International Bus Mach         Com              459200101     7326    79044 SH       SOLE                    79044
Intl Paper Co                  Com              460146103     2189    50781 SH       SOLE                    50781
Ishares Tr DJ Us Con Cycl      Com              464287580     1729    31214 SH       SOLE                    31214
Ishares Tr DJ Us Tech Sec      Com              464287721     2512    51790 SH       SOLE                    51790
Ishares Tr S&P 500 Index       Com              464287200     2393    21513 SH       SOLE                    21513
Ishares Tr S&P Small Cap 600   Com              464287804     2159    16110 SH       SOLE                    16110
J P Morgan Chase & Co          Com              46625H100     4048   110206 SH       SOLE                   110206
Johnson & Johnson              Com              478160104    10918   211342 SH       SOLE                   211342

                                       2

Johnson Ctls Inc               Com              478366107     1702    14659 SH       SOLE                    14659
KB Home                        Com              48666K109      870    12000 SH       SOLE                    12000
Keycorp                        Com              493267108      315    10748 SH       SOLE                    10748
Kimberly Clark Corp            Com              494368103     2029    34335 SH       SOLE                    34335
Koninkijke Philips Elec Reg Sh Com              500472303      509    17504 SH       SOLE                    17504
Liberty All-Star Equity Fd     Com              530158104      128    13534 SH       SOLE                    13534
Liberty Media Corp A           Com              530718105      224    18800 SH       SOLE                    18800
Liberty Ppty Tr Sh Ben Int     Com              531172104      259     6650 SH       SOLE                     6650
Lilly Eli & Co                 Com              532457108     1252    17800 SH       SOLE                    17800
Lucent Technologies            Com              549463107      275    96958 SH       SOLE                    96958
MBIA Inc                       Com              55262C100     2171    36652 SH       SOLE                    36652
Marsh & McLennan Cos           Com              571748102     1729    36107 SH       SOLE                    36107
Marshall & Ilsley Corp         Com              571834100      203     5319 SH       SOLE                     5319
McDonald's Corp                Com              580135101      330    13300 SH       SOLE                    13300
McGraw-Hill Inc                Com              580645109      311     4450 SH       SOLE                     4450
McKesson Corp                  Com              58155Q103     1440    44775 SH       SOLE                    44775
MeadWestvaco                   Com              583334107      205     6898 SH       SOLE                     6898
Medco Health Solutions         Com              58405U102     1806    53119 SH       SOLE                    53119
Medtronic Inc                  Com              585055106      707    14545 SH       SOLE                    14545
Mellon Finl Corp               Com              58551A108      716    22302 SH       SOLE                    22302
Merck & Co Inc                 Com              589331107     8249   178544 SH       SOLE                   178544
Merrill Lynch & Co Inc         Com              590188108     1945    33160 SH       SOLE                    33160
Microsoft Corp                 Com              594918104     3056   111655 SH       SOLE                   111655
Midcap Spdr Tr Ser 1           Com              595635103     3386    32122 SH       SOLE                    32122
Morgan Stanley                 Com              617446448      473     8177 SH       SOLE                     8177
Motorola Inc                   Com              620076109      494    35250 SH       SOLE                    35250
MuniHldgs Florida Insd         Com              62624W105      280    19000 SH       SOLE                    19000
Nasdaq 100 Tr Ser 1            Com              631100104      585    16045 SH       SOLE                    16045
Nextel Communications Cl A     Com              65332V103      334    11900 SH       SOLE                    11900
Nisource Inc                   Com              65473P105     1614    73565 SH       SOLE                    73565
Norfolk Southern Corp          Com              655844108      583    24635 SH       SOLE                    24635
Nuveen Muni Advantage Fd       Com              67062H106      451    28800 SH       SOLE                    28800
Oracle Corp                    Com              68389X105      193    14556 SH       SOLE                    14556
PNC Finl Svcs Group            Com              693475105     4452    81337 SH       SOLE                    81337
PPG Inds Inc                   Com              693506107      459     7173 SH       SOLE                     7173
PPL Corporation                Com              69351T106      427     9758 SH       SOLE                     9758
Pall Corp                      Com              696429307     3068   114356 SH       SOLE                   114356
Parkvale Financial             Com              701492100      211     7860 SH       SOLE                     7860
Pepsico Inc                    Com              713448108     4991   107056 SH       SOLE                   107056
Pfizer Inc                     Com              717081103     3138    88806 SH       SOLE                    88806
Philadelphia Suburban          Com              718009608      714    32292 SH       SOLE                    32292
Pier 1 Imports Inc             Com              720279108      283    12939 SH       SOLE                    12939
Pitney Bowes Inc               Com              724479100      272     6700 SH       SOLE                     6700
Procter & Gamble Co            Com              742718109     5018    50241 SH       SOLE                    50241
Qwest Communications Intl      Com              749121109       46    10549 SH       SOLE                    10549
Radioshack Corp                Com              750438103      380    12400 SH       SOLE                    12400
Rohm & Haas Co                 Com              775371107      405     9483 SH       SOLE                     9483
Royal Dutch Pete Co            Com              780257804     1610    30730 SH       SOLE                    30730

                                       3

Rydex ETF Trust                Com              78355W106     4527    33423 SH       SOLE                    33423
SBC Communications             Com              78387G103     2787   106886 SH       SOLE                   106886
Sara Lee Corp                  Com              803111103      279    12835 SH       SOLE                    12835
Schering Plough Corp           Com              806605101      434    24967 SH       SOLE                    24967
Schlumberger Ltd               Com              806857108     1104    20180 SH       SOLE                    20180
Southtrust Corp                Com              844730101      418    12770 SH       SOLE                    12770
Spdr Tr Unit Ser 1             Com              78462F103      225     2022 SH       SOLE                     2022
State Str Corp                 Com              857477103      439     8435 SH       SOLE                     8435
Streettracks Ser Tr Fortune 50 Com              86330E885      751     9485 SH       SOLE                     9485
Sun Microsystems Inc           Com              866810104      220    49130 SH       SOLE                    49130
Suntrust Bks Inc               Com              867914103     1212    16949 SH       SOLE                    16949
Sysco Corp                     Com              871829107      354     9500 SH       SOLE                     9500
Target Corp                    Com              87612E106     1655    43105 SH       SOLE                    43105
Teco Energy Inc                Com              872375100      234    16250 SH       SOLE                    16250
Teleflex Inc                   Com              879369106      227     4706 SH       SOLE                     4706
Texas Instruments              Com              882508104     4067   138425 SH       SOLE                   138425
Unilever N V N Y Shs           Com              904784709      293     4515 SH       SOLE                     4515
Union Pac Corp                 Com              907818108     1945    27990 SH       SOLE                    27990
Universal Hlth Svcs Cl B       Com              913903100      466     8671 SH       SOLE                     8671
Unocal Corp                    Com              915289102      621    16850 SH       SOLE                    16850
Valero Energy Corp             Com              91913Y100      506    10910 SH       SOLE                    10910
Vanguard Index Tr Stk Mkt Vipe Com              922908769     3435    32268 SH       SOLE                    32268
Varian Medical Systems         Com              92220P105      214     3100 SH       SOLE                     3100
Verizon Communications         Com              92343V104     5483   156286 SH       SOLE                   156286
Vishay Intertechnology         Com              928298108      242    10550 SH       SOLE                    10550
Wachovia Corp                  Com              929903102     4040    86718 SH       SOLE                    86718
Wal Mart Stores Inc            Com              931142103      447     8427 SH       SOLE                     8427
Washington Mutual              Com              939322103     1062    26470 SH       SOLE                    26470
Wells Fargo & Co               Com              949746101     2659    45155 SH       SOLE                    45155
Williams Cos Inc Del           Com              969457100      309    31450 SH       SOLE                    31450
Wyeth                          Com              983024100     2859    67349 SH       SOLE                    67349
Ishares Tr 1-3 Yr Tr Index     Com              464287457      731 8868.000 SH       SOLE                 8868.000
Ishares Tr 7-10 Yr Tr Index    Com              464287440      489 5775.000 SH       SOLE                 5775.000
Ishares Tr GS Corp Bd          Com              464287242      625 5657.000 SH       SOLE                 5657.000

                                       4